MINERAL PROPERTIES, PLANT AND EQUIPMENT (Narrative) (Details) $ in Thousands						1 Months Ended												12 Months Ended				36 Months Ended
	Apr. 09, 2021 USD ($) $ / shares	Apr. 09, 2021 USD ($) shares	Jul. 05, 2019 USD ($)	Jun. 05, 2017 USD ($) shares	Feb. 01, 2017 USD ($)	Jan. 17, 2022 USD ($)	Nov. 18, 2021 USD ($)	Nov. 16, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($) $ / shares	Mar. 17, 2021 USD ($)	Oct. 31, 2020 USD ($)	Sep. 23, 2020 USD ($)	Jul. 31, 2018 USD ($)	Oct. 31, 2016 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2013 USD ($)	Jul. 14, 2021	Sep. 08, 2017	Apr. 24, 2017	Sep. 13, 2016 USD ($)	Jul. 21, 2016	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment																		$ 122,197	$ 87,955
Environmental royalty tax on gross sales																		0.50%
Royalty expense for Environmental Royalty																		$ 950	692
Capital expenditure commitments																		8,524
Royalty expense																		13,783	8,154
Lease liabilities																		1,001	1,094	$ 1,238
Exploration expenditures																		17,925	9,756
Impairments, net																		(16,791)	424
Exploration Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development																		19,063	9,073
Development Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development																		$ 10,311	5,431
Parral Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net																	$ 5,300
Issued on acquistion of mineral properties, net (shares) | shares																	1,198,083
Percentage of interests acquired																										100.00%
Net smelter royalty																		1.00%
Exploration commitments																										$ 2,000
Payments for royalties							$ 530
Bruner Gold Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property asset acquisition										$ 10,100
Acquisition costs for exploration and development										100
Percentage of interests acquired																							100.00%
Payments for exploration and development										10,000
Guanacevi, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Royalty expense																			0
Net smelter royalty																		3.00%
Guanacevi, Mexico [Member] | Ocampo [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition period for exploration and evaluation properties			10 years
Fixed per tonne production payment for exploration and evaluation			$ 12
Per tonne production charges and royalties for exploration and evaluation																		$ 12,532	$ 6,989
Guanacevi, Mexico [Member] | Ocampo [Member] | Less than or equal to $15 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty			4.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $15 dollars and up to $20 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty			9.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $20 dollars and up to $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty			13.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty			16.00%
El Compas, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Associated suspension costs										1,367
Severance costs										$ 870
El Compas, Mexico [Member] | Calicanto Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Royalties earned																		542
Percentage of interests acquired																											100.00%
Net smelter royalty																					3.00%			1.00%			3.00%
Payments for exploration and development					$ 400																$ 45
El Compas, Mexico [Member] | Veta Grande Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net				$ 500
Issued on acquistion of mineral properties, net (shares) | shares				154,321
Percentage of interests acquired																									100.00%
El Cubo, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross impairments											$ 216,900
Impairment reversal											16,800
Reclamation provision											4,600
Gain on disposal																		5,800
Early payment of promissory note								$ 2,500
Reduction in principal of promissory note								$ 25,000
Number of shares receivable to reduce principal amount of promissory note | shares								901,224
El Cubo, Mexico [Member] | Accumulated impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment											$ (200,100)
El Cubo, Mexico [Member] | GSilver (formerly VanGold Mining Corp) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, total consideration												$ 15,000	$ 15,000
Sale of mineral property, total gross consideration		$ 19,700
Proceeds from non-refundable cash down-payment		500
Sale of mineral property, cash consideration on closing		7,000
Value of shares received for sale of mineral properties		$ 9,800											$ 5,000
Shares received for sale of mineral properties | shares		21,331,058
Shares received for sale of mineral properties, price per share | $ / shares	$ 0.58											$ 0.30
Paid by unsecured promissory note		$ 2,400
Unsecured promissory note due and payable within 12 months from closing face value	$ 2,500	2,500
Sale of mineral property, contingent consideration	3,000	3,000
El Cubo, Mexico [Member] | GSilver (formerly VanGold Mining Corp) [Member] | Upon producing 3.0 million silver equivalent ounces from the El Cubo mill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration	1,000	1,000
El Cubo, Mexico [Member] | GSilver (formerly VanGold Mining Corp) [Member] | Price of gold closes at or above US$2,000 dollars per ounce for 20 consecutive days within two years after closing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration	1,000	1,000
El Cubo, Mexico [Member] | GSilver (formerly VanGold Mining Corp) [Member] | Price of gold closes at or above US$2,200 dollars per ounce for 20 consecutive days within two years after closing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration	$ 1,000	$ 1,000
Terronera [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																						100.00%
Net smelter royalty																						2.00%
Payments for exploration and development																						$ 2,750
La Sanguijuela property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																						100.00%
Acquisition period for exploration and evaluation properties															4 years
Net smelter royalty															2.00%
Payments for exploration and development															$ 550
Guadalupe Y Calvo, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net																		$ 1,750
Percentage of interests acquired																		100.00%
Acquisition period for exploration and evaluation properties																		4 years
Net smelter royalty																		2.00%										2.00%
Amount of provision specified to buy back net smelter return																		$ 2,000
Payments for exploration and development																		1,500
Exploration expenditures																		750
Exploration projects, Chile [Member] | Cerro Marquez - Las Palcas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty, price per percentage																	$ 1,200
Acquisition costs for exploration and development																	$ 2,500
Percentage of interests acquired																	100.00%
Acquisition period for exploration and evaluation properties																	4 years
Net smelter royalty																	2.00%
Payments for exploration and development									$ 200					$ 2,300
Exploration commitments																	$ 1,500
Impairments, net									$ 470
Exploration projects, Chile [Member] | Aida Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development																$ 3,200
Percentage of interests acquired																100.00%
Acquisition period for exploration and evaluation properties																5 years
Net smelter royalty																2.00%
Payments for exploration and development																		800		$ 400
Payments for exploration and evaluation expenses postponed																		$ 800
Exploration projects, Chile [Member] | Paloma Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																					70.00%
Net smelter royalty																					2.00%
Exploration projects, Chile [Member] | Paloma Properties [Member] | First option by paying $0.75 million and spending $5.0 million over five years with the final payment due in 2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																					51.00%
Payments for exploration and development																					$ 750
Exploration expenditures																					$ 5,000
Exploration projects, Chile [Member] | Paloma Properties [Member] | Second option by completing a Preliminary Economic Assessment and a Preliminary Feasibility Study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																					70.00%
Subsequent Event [Member] | Pitarrilla Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty						1.25%
Total consideration						$ 70,000
Consideration paid in shares						35,000
Consideration in cash						$ 35,000